Allowance For Loan Losses (Schedule Of Credit Quality Indicators) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Total	$ 2,606,197	$ 2,146,369
Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,205,350	930,709
Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	164,484	108,739
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,040,866	821,970
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,207,150	1,031,435
Home equity - junior liens [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	143,390	143,110
Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	46,402	36,564
DDA Overdrafts [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	3,905	4,551
Pass [Member] | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	1,116,186	877,307
Pass [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	158,000	105,690
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	958,186	771,617
Special Mention [Member] | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	20,720	15,893
Special Mention [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	648	878
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	20,072	15,015
Substandard [Member] | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	67,555	37,509
Substandard [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	5,416	2,171
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	62,139	35,338
Doubtful [Member] | Commercial, Industrial, And Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	889	0
Doubtful [Member] | Commercial And Industrial [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	420	0
Doubtful [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Total	$ 469	$ 0